RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15 - RELATED PARTY TRANSACTIONS

In the ordinary course of business, during the financial years ended December 31, 2023, 2024, and 2025, the Company was involved in certain transactions, either at cost or current market prices, and on the normal commercial terms with related parties, mainly the collection of fees on behalf of the related entities.

	For the years ended December 31,
Nature of transactions	2023	2024	2025
	S$’000	S$’000	S$’000
Director/Shareholder
- Reimbursement fund for expenses paid on behalf of the Company*	3,898	279	16
- Coach fee and salary paid on behalf by Joyce Lee Jue Hui*	(2,518)	-	-
- Other expenses paid on behalf by Joyce Lee Jue Hui	(709)	(279)	(37)
- Dividend payout to Joyce Lee Jue Hui	(1,236)	-	-
- Director’s loan advance to the Company	-	(1,254)	(730)
- Repayment of Director’s loan	-	125	1,641

*	Historically, Ms. Lee made salary payments, coaches’ fees, independent contractor fees and company expenses directly to minimize bank transaction fees. The Company transferred the funds to Ms. Lee and Ms. Lee paid these amounts directly. The Company ceased this practice from December 2023 for payment of coach fee and salary paid on behalf by Joyce Lee Jui Hui.

The Company has an outstanding amount due to the director amounting to S$1,129,000 and S$218,000 as of December 31, 2024 and 2025, respectively, which pertains to shareholder loans provided by Ms. Lee to the Company to fund the offering costs. The original loan amount was up to US$800,000 and was increased to up to US$1,000,000. The Company intends to repay the loan in full, in accordance with the terms of the loan agreement. The loan is initially repayable upon the earlier of the listing of the Ordinary Shares on Nasdaq or March 31, 2025. However, the repayment date has been extended to August 31, 2025 and further extended to March 31, 2026. As of the date of this report, the outstanding balance has been fully repaid.

During the year ended December 31, 2025, the director provided additional advances to the Company amounting to S$730,000. These amounts are unsecured, interest-free and repayable on demand.

These related parties are controlled by the common shareholders of the Company.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the years presented.